UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2009

Date of reporting period: 02/28/2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Shares	Value
Common Stocks (97.17%)
Agriculture, Foods, & Beverage (11.37%)
Archer-Daniels-Midland Co.	3,477,500	$92,710,150
Kellogg Co.	930,000	36,195,600
McCormick & Co. Inc.	428,600	13,436,610
PepsiCo Inc.	641,400	30,876,996
Sysco Corp.	1,109,800	23,860,700
The Coca-Cola Co.	1,027,300	41,965,205

		239,045,261

Banks (3.48%)
M&T Bank Corp.	213,400	7,810,440
Northern Trust Corp.	460,500	25,580,775
Popular Inc.	1,724,503	3,880,132
Suntrust Banks Inc.	334,600	4,025,238
Wells Fargo & Co.	2,643,100	31,981,510

		73,278,095

Building Materials & Construction (2.05%)
Vulcan Materials Co.	1,039,200	43,033,272
Chemicals (7.72%)
Air Products & Chemicals Inc.	830,000	38,387,500
E.I. du Pont de Nemours & Co.	496,104	9,306,911
International Flavors & Fragrances Inc.	561,000	14,759,910
Sigma-Aldrich Corp.	2,750,000	98,175,000
The Dow Chemical Co.	243,000	1,739,880

		162,369,201

Computer Software & Services (3.41%)
Automatic Data Processing Inc.	149,000	5,088,350
Microsoft Corp.	3,235,500	52,253,325
SAP AG	444,800	14,462,201

		71,803,876

Computers (6.71%)
Hewlett-Packard Co.	3,019,400	87,653,182
International Business Machines Corp.	580,000	53,377,400

		141,030,582

Consumer & Marketing (7.93%)
AptarGroup Inc.	677,405	19,007,984
Colgate-Palmolive Co.	436,300	26,256,534
Nestle SA ADR	1,142,000	37,583,106
The Procter & Gamble Co.	1,741,755	83,900,338

		166,747,962

Electronic/Electrical Mfg. (6.09%)
Agilent Technologies Inc. (a)	548,071	7,601,745
Applied Materials Inc.	1,465,700	13,499,097
Emerson Electric Co.	692,600	18,527,050

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (Cont.)
General Electric Co.	3,848,900	$32,754,139
Intel Corp.	2,420,800	30,840,992
KLA-Tencor Corp.	147,600	2,546,100
Linear Technology Corp.	1,023,400	22,310,120

		128,079,243

Health Care (11.88%)
Abbott Laboratories	847,500	40,120,650
Eli Lilly & Co.	997,000	29,291,860
Johnson & Johnson	2,481,600	124,080,000
Medtronic Inc.	86,900	2,571,371
Merck & Co. Inc.	675,700	16,351,940
Pfizer Inc.	3,047,300	37,512,263

		249,928,084

Machinery & Manufacturing (3.65%)
3M Co.	542,800	24,675,688
Caterpillar Inc.	843,400	20,756,074
HNI Corp.	1,439,200	14,118,552
Illinois Tool Works Inc.	617,700	17,172,060

		76,722,374

Media & Broadcasting (2.24%)
The Walt Disney Co.	2,728,640	45,759,293
Thomson Reuters PLC ADR	11,269	1,400,849

		47,160,142

Mining & Metals (2.66%)
BHP Billiton PLC	941,859	14,903,545
Nucor Corp.	531,200	17,874,880
Rio Tinto PLC ADR	226,800	23,133,600

		55,912,025

Oil & Gas (18.22%)
Anadarko Petroleum Corp.	161,200	5,633,940
BG Group PLC	3,199,100	45,998,371
Bill Barrett Corp. (a)	1,032,400	19,966,616
BP PLC Sponsored ADR	626,392	24,028,397
Chevron Corp.	1,060,000	64,352,600
Devon Energy Corp.	212,204	9,266,949
Exxon Mobil Corp.	2,615,200	177,572,080
Royal Dutch Shell PLC ADR Class A	516,300	22,701,711
Spectra Energy Corp.	399,950	5,199,350
Tidewater Inc.	154,191	5,446,026
Woodside Petroleum Ltd.	130,310	2,982,864

		383,148,904

Retailers (3.14%)
Wal-Mart Stores Inc.	1,339,100	65,937,284

See accompanying notes to schedules of investments.

1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (5.47%)
ADC Telecommunications Inc. (a)	257,142	$730,283
AT&T Inc.	2,140,534	50,880,493
Cisco Systems Inc. (a)	1,640,100	23,896,257
Corning Inc.	1,284,600	13,552,530
Nokia Corp. Sponsored ADR	1,011,300	9,465,768
Verizon Communications Inc.	582,500	16,618,725

		115,144,056

Transportation (0.50%)
Burlington Northern Santa Fe Corp.	179,200	10,531,584
Utilities & Energy (0.65%)
Duke Energy Corp.	1,010,500	13,611,435

Total Common Stocks
(cost $1,372,784,056)		2,043,483,380

Short-term Investments (2.23%)
JPMorgan U.S. Government Money Market Fund	46,996,449	46,996,449

Total Short-term Investments
(cost $46,996,449)		46,996,449

TOTAL INVESTMENTS (99.40%)
(cost $1,419,780,505)		2,090,479,829
OTHER ASSETS, NET OF LIABILITIES (0.60%)		12,610,891

NET ASSETS (100.00%)		$2,103,090,720

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

2

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Shares	Value
Common Stocks (48.13%)
Agriculture, Foods, & Beverage (6.00%)
Archer-Daniels-Midland Co.	940,561	$25,075,356
Campbell Soup Co.	26,000	696,020
Kellogg Co.	310,000	12,065,200
PepsiCo Inc.	110,100	5,300,214
Sysco Corp.	165,300	3,553,950
The Coca-Cola Co.	205,000	8,374,250
The Hershey Co.	51,300	1,728,297

		56,793,287

Banks (1.87%)
M&T Bank Corp.	37,700	1,379,820
Northern Trust Corp.	104,700	5,816,085
Popular Inc.	346,689	780,050
Suntrust Banks Inc.	54,300	653,229
Wells Fargo & Co.	747,600	9,045,960

		17,675,144

Building Materials & Construction (0.77%)
Lafarge SA	14,600	634,603
Vulcan Materials Co.	160,200	6,633,882

		7,268,485

Chemicals (3.57%)
Air Products & Chemicals Inc.	230,000	10,637,500
E.I. du Pont de Nemours & Co.	108,705	2,039,306
International Flavors & Fragrances Inc.	120,000	3,157,200
Sigma-Aldrich Corp.	491,000	17,528,700
The Dow Chemical Co.	69,000	494,040

		33,856,746

Computer Software & Services (1.35%)
Automatic Data Processing Inc.	28,900	986,935
Microsoft Corp.	625,400	10,100,210
SAP AG	52,800	1,716,736

		12,803,881

Computers (3.79%)
Hewlett-Packard Co.	754,000	21,888,620
International Business Machines Corp.	152,100	13,997,763

		35,886,383

Consumer & Marketing (3.78%)
AptarGroup Inc.	113,100	3,173,586
Colgate-Palmolive Co.	21,200	1,275,816
Nestle SA ADR	252,500	8,309,750
The Procter & Gamble Co.	477,700	23,010,809

		35,769,961

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (2.51%)
Agilent Technologies Inc. (a)	143,787	$1,994,326
Applied Materials Inc.	182,000	1,676,220
Emerson Electric Co.	78,800	2,107,900
General Electric Co.	796,300	6,776,513
Intel Corp.	592,500	7,548,450
KLA-Tencor Corp.	45,100	777,975
Linear Technology Corp.	130,100	2,836,180
Texas Instruments Inc.	6,300	90,405

		23,807,969

Health Care (5.64%)
Abbott Laboratories	92,000	4,355,280
Allergan Inc.	154,800	5,996,952
Eli Lilly & Co.	212,000	6,228,560
Johnson & Johnson	417,700	20,885,000
Medtronic Inc.	21,600	639,144
Merck & Co. Inc.	144,100	3,487,220
Pfizer Inc.	960,000	11,817,600

		53,409,756

Machinery & Manufacturing (1.83%)
3M Co.	124,600	5,664,316
Caterpillar Inc.	262,400	6,457,664
HNI Corp.	160,000	1,569,600
Illinois Tool Works Inc.	130,600	3,630,680

		17,322,260

Media & Broadcasting (2.31%)
Lee Enterprises Inc. Class A	42,000	17,220
Lee Enterprises Inc. Class B (b)	42,000	17,220
The Walt Disney Co.	1,065,995	17,876,736
Thomson Reuters PLC ADR	32,069	3,986,497

		21,897,673

Mining & Metals (2.47%)
Newmont Mining Corp.	29,200	1,215,596
Nucor Corp.	436,800	14,698,320
Rio Tinto PLC ADR	73,250	7,471,500

		23,385,416

Oil & Gas (7.68%)
BG Group PLC	256,800	3,692,408
Bill Barrett Corp. (a)	100,000	1,934,000
BP PLC Sponsored ADR	115,786	4,441,551
Chevron Corp.	288,000	17,484,480
Devon Energy Corp.	76,170	3,326,344
Exxon Mobil Corp.	448,000	30,419,200
Royal Dutch Shell PLC ADR Class A	216,400	9,515,108
Spectra Energy Corp.	62,950	818,350

See accompanying notes to schedules of investments.

3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	47,195	$1,080,318

		72,711,759

Retailers (1.44%)
Wal-Mart Stores Inc.	276,700	13,624,708

Telecom & Telecom Equipment (2.55%)
ADC Telecommunications Inc. (a)	147,542	419,019
AT&T Inc.	533,359	12,677,944
Cisco Systems Inc. (a)	282,800	4,120,396
Corning Inc.	372,300	3,927,765
Nokia Corp. Sponsored ADR	144,900	1,356,264
Verizon Communications Inc.	57,800	1,649,034

		24,150,422

Transportation (0.26%)
Burlington Northern Santa Fe Corp.	41,500	2,438,955

Utilities & Energy (0.31%)
Duke Energy Corp.	217,000	2,922,990

Total Common Stocks
(cost $297,416,704)		455,725,795

Corporate Bonds (27.62%)
Aerospace/Defense (0.11%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	1,012,983

Agriculture, Foods, & Beverage (3.11%)
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	985,000
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	2,972,270
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,203,937
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,037,295
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,150,825
Hershey Co.
5.300%, 09/01/2011	500,000	524,423
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,061,066
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,140,902
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,057,928
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,088,580
Kellogg Co.
5.125%, 12/03/2012	500,000	520,644

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Sysco Corp.
4.200%, 02/12/2013	$1,000,000	$1,010,963
Kellogg Co.
4.250%, 03/06/2013	1,000,000	997,448
Hershey Co.
5.000%, 04/01/2013	500,000	509,383
General Mills Inc.
5.200%, 03/17/2015	500,000	502,152
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,040,590
Hershey Co.
5.450%, 09/01/2016	500,000	482,171
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,018,110
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,085,984
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,007,799
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,015,824

		29,413,294

Automotive (0.06%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	529,453

Banks (2.18%)
Bank of New York
5.050%, 03/03/2009	2,000,000	2,000,000
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	940,618
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,006,031
Wachovia Corp.
5.350%, 03/15/2011	750,000	754,115
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,437,054
Bank of America Corp.
5.375%, 08/15/2011	500,000	452,081
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	513,137
Bank of America Corp.
5.375%, 09/11/2012	500,000	447,792
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,492,399
Deutsche Bank AG London
5.375%, 10/12/2012	1,500,000	1,512,559
SunTrust Banks Inc.
5.250%, 11/05/2012	1,000,000	1,003,694
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	489,854

See accompanying notes to schedules of investments.

4

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wachovia Corp.
5.700%, 08/01/2013	$750,000	$750,445
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	482,389
US Bank NA
4.950%, 10/30/2014	1,500,000	1,461,303
Wachovia Bank NA
5.600%, 03/15/2016	750,000	676,594
Bank of America NA
6.000%, 06/15/2016	1,000,000	868,184
5.300%, 03/15/2017	500,000	369,071
Wachovia Corp.
5.750%, 06/15/2017	750,000	703,612
Deutsche Bank AG London
6.000%, 09/01/2017	1,500,000	1,425,349
Suntrust Banks Inc.
6.000%, 09/11/2017	1,000,000	937,044
Wachovia Bank NA
6.000%, 11/15/2017	500,000	450,996
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	474,590

		20,648,911

Building Materials & Construction (0.37%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	2,983,950
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	484,927

		3,468,877

Chemicals (0.93%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	2,811,180
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,005,680
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,039,048
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,026,809
5.375%, 11/01/2016	1,000,000	961,137

		8,843,854

Commercial Service/Supply (0.05%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	508,750

Computers (0.38%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,577,756
4.500%, 03/01/2013	1,000,000	1,009,452

	Principal amount	Value
Corporate Bonds (Cont.)
Computers (Cont.)
International Business Machines Corp.
5.700%, 09/14/2017	$1,000,000	$1,025,761

		3,612,969

Consumer & Marketing (1.48%)
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,092,247
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,220,419
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,136,947
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	990,551
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,571,601
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,012,800
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,030,938

		14,055,503

Electronic/Electrical Mfg. (0.48%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,003,147
5.375%, 10/15/2017	1,000,000	1,016,131
5.250%, 10/15/2018	500,000	504,102

		4,523,380

Financial Services (2.11%)
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,072,036
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,136,692
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	917,676
HSBC Finance Corp.
5.700%, 06/01/2011	1,000,000	986,589
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,019,466
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,017,790
Citigroup Inc.
5.300%, 10/17/2012	1,000,000	887,038
Simon Property Group Inc.
5.300%, 05/30/2013	2,500,000	2,178,740
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	467,404
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	808,860
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	471,968

See accompanying notes to schedules of investments.

5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
5.375%, 10/20/2016	$500,000	$455,541
5.400%, 02/15/2017	500,000	438,556
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	943,836
Citigroup Inc.
6.000%, 08/15/2017	1,000,000	851,527
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	435,776
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,419,171
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	428,326

		19,936,992

Health Care (3.36%)
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,068,037
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,064,020
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,015,998
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	537,541
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,195,772
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,083,706
AstraZeneca PLC
5.400%, 09/15/2012	750,000	799,087
Abbott Laboratories
5.150%, 11/30/2012	500,000	539,007
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,051,950
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,031,560
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,039,056
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,054,810
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,166,876
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,120,330
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,007,728
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,020,854
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,130,042
AstraZeneca PLC
5.900%, 09/15/2017	750,000	790,381

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories
5.600%, 11/30/2017	$500,000	$524,959
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	510,074
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,029,533
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,026,718

		31,808,039

Machinery & Manufacturing (2.72%)
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,000,000
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,052,461
3M Co.
5.125%, 11/06/2009	3,000,000	3,083,928
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,168,615
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,129,003
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,119,374
Eaton Corp.
4.900%, 05/15/2013	500,000	493,631
3M Co.
4.375%, 08/15/2013	1,000,000	1,050,810
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	887,440
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,416,478
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	959,613
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,531,758
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,014,936
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	875,198

		25,783,245

Media & Broadcasting (0.59%)
New York Times Co.
4.500%, 03/15/2010	500,000	464,457
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	600,000
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,128,128
4.700%, 12/01/2012	1,000,000	1,030,246
New York Times Co.
5.000%, 03/15/2015	500,000	313,731

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
The Walt Disney Co.
6.000%, 07/17/2017	$1,000,000	$1,051,154

		5,587,716

Mining & Metals (0.71%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	1,930,146
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	511,321
BHP Finance USA
5.250%, 12/15/2015	2,000,000	1,960,304
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	464,549
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	1,442,775
5.870%, 02/23/2022	756,000	460,523

		6,769,618

Oil & Gas (1.34%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,515,730
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,151,854
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	521,633
ConocoPhillips Australia
Funding Co.
5.500%, 04/15/2013	2,000,000	2,078,810
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	506,111
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,013,555
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	903,043
ConocoPhillips
5.200%, 05/15/2018	1,000,000	956,234
Chevron Corp.
4.950%, 03/03/2019	3,000,000	2,995,314

		12,642,284

Retailers (2.02%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,066,840
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	2,008,458
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,167,193
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,118,716
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,034,218

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
5.125%, 01/15/2013	$500,000	$515,741
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	994,047
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	892,215
Target Corp.
5.875%, 07/15/2016	1,300,000	1,328,597
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	985,112
Target Corp.
5.375%, 05/01/2017	1,500,000	1,432,030
6.000%, 01/15/2018	500,000	493,469
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,072,945

		19,109,581

Telecom & Telecom Equipment (1.64%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	2,857,818
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,521,142
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,010,650
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,099,903
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,021,438
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,055,000
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	493,114
5.500%, 02/15/2018	500,000	473,167

		15,532,232

Transportation (0.22%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,055,478
5.500%, 01/15/2018	1,000,000	1,032,492

		2,087,970

Utilities & Energy (3.76%)
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,101,976
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,088,806
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,206,250
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,199,005
Pacificorp
6.900%, 11/15/2011	2,000,000	2,147,382

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
5.400%, 12/15/2011	$1,000,000	$1,016,980
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,078,006
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,017,224
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,543,179
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	920,114
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,006,280
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,827,636
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	990,975
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,026,809
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	508,416
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,539,481
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,007,621
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	979,552
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	474,954
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	943,639
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	514,397
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	998,285
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	500,214

		35,637,181

Total Corporate Bonds
(cost $262,204,468)		261,512,832

Foreign Government Bonds (0.27%)
Province of New Brunswick
5.20%, 02/21/17	2,500,000	2,580,018

Total Foreign Government Bonds
(cost $2,492,253)		2,580,018

	Shares or principal amount	Value
Government Agency Securities (0.12%) (c)
Tennessee Valley Authority
5.500%, 07/18/2017	$1,000,000	$1,095,125

Total Government Agency Securities
(cost $993,047)		1,095,125

U.S. Treasury Obligations (20.03%)
U.S. Treasury Notes
5.750%, 08/15/2010	5,000,000	5,363,670
5.000%, 08/15/2011	5,000,000	5,481,640
4.875%, 02/15/2012	10,000,000	11,006,250
4.375%, 08/15/2012	6,000,000	6,577,500
3.875%, 02/15/2013	10,000,000	10,853,120
3.625%, 05/15/2013	10,000,000	10,757,030
4.250%, 08/15/2013	10,000,000	11,058,590
4.250%, 11/15/2013	10,000,000	11,094,530
4.000%, 02/15/2014	10,000,000	10,997,660
4.250%, 11/15/2014	20,000,000	22,298,440
4.000%, 02/15/2015	15,000,000	16,434,375
4.125%, 05/15/2015	20,000,000	21,975,000
5.125%, 05/15/2016	20,000,000	23,210,940
4.625%, 02/15/2017	20,000,000	22,485,940

Total U.S. Treasury Obligations
(cost $169,838,496)		189,594,685

Short-term Investments (3.34%)
JPMorgan U.S. Government Money
Market Fund,	31,609,614	31,609,614

Total Short-term Investments
(cost $31,609,614)		31,609,614

TOTAL INVESTMENTS (99.51%)
(cost $764,554,582)		942,118,069
OTHER ASSETS, NET OF LIABILITIES (0.49%)		4,667,324

NET ASSETS (100.00%)		$946,785,393

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At February 28, 2009, the fair value of this security amounted to $17,220 or 0.002% of net assets.

(c)	The obligations of this U.S. Government-sponsored entity are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (16.07%) (a)
Banks (10.09%)
Regions Bank
2.750%, 12/10/2010	$5,000,000	$5,100,935
Bank of America NA
1.700%, 12/23/2010	5,000,000	5,016,965
Suntrust Bank
3.000%, 11/16/2011	5,000,000	5,109,235
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,130,240
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	4,965,065
3.125%, 06/15/2012	5,000,000	5,128,065
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,146,270

		35,596,775

Financial Services (5.98%)
JP Morgan Chase & Co.
2.625%, 12/01/2010	5,000,000	5,094,765
General Electric Capital Corp.
1.625%, 01/07/2011	5,000,000	5,010,185
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	4,968,850
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,049,338
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,000,459

		21,123,597

Total Corporate Bonds
(cost $56,148,685)		56,720,372

U.S. Treasury Obligations (68.52%)
U.S. Treasury Notes
3.125%, 04/15/2009	8,000,000	8,027,504
5.500%, 05/15/2009	10,000,000	10,105,860
6.000%, 08/15/2009	11,000,000	11,273,713
6.500%, 02/15/2010	15,000,000	15,806,835
4.000%, 04/15/2010	10,000,000	10,360,550
5.750%, 08/15/2010	10,000,000	10,727,340
5.000%, 02/15/2011	10,000,000	10,799,220
5.000%, 08/15/2011	6,000,000	6,577,968
4.500%, 09/30/2011	10,000,000	10,828,120
4.625%, 10/31/2011	10,000,000	10,871,880
4.875%, 02/15/2012	10,000,000	11,006,250
4.500%, 04/30/2012	10,000,000	10,928,120
4.875%, 06/30/2012	10,000,000	11,074,220
3.375%, 11/30/2012	10,000,000	10,641,410
3.875%, 02/15/2013	20,000,000	21,706,240

	Shares or principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.625%, 05/15/2013	$10,000,000	$10,757,030
4.250%, 08/15/2013	10,000,000	11,058,590
3.125%, 09/30/2013	15,000,000	15,805,080
4.000%, 02/15/2014	10,000,000	10,997,660
4.750%, 05/15/2014	10,000,000	11,379,690
4.250%, 08/15/2014	10,000,000	11,143,750

Total U.S. Treasury Obligations
(cost $230,013,521)		241,877,030

Short-term Investments (13.80%)
JPMorgan U.S. Government Money
Market Fund	48,717,177	48,717,177

Total Short-term Investments
(cost $48,717,177)		48,717,177

TOTAL INVESTMENTS (98.39%)
(cost $334,879,383)		347,314,579
OTHER ASSETS, NET OF LIABILITIES (1.61%)		5,674,807

NET ASSETS (100.00%)		$352,989,386

(a)	These securities are guaranteed under the FDIC’s Temporary Liquidity Guarantee Program.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (97.87%) (b)
Alabama (1.03%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa3		$2,000,000	$2,225,180
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa3		2,000,000	2,187,320
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa3		985,000	808,557

						5,221,057

Alaska (1.97%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1		2,000,000	2,361,940
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Baa1	(c)	585,000	589,914
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Baa1	(c)	295,000	299,897
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA		1,000,000	1,004,200
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Baa1	(c)	645,000	647,561
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Baa1	(c)	1,110,000	1,125,684
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa3		1,000,000	937,380
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2		3,000,000	3,001,830

						9,968,406

Arizona (1.88%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+		1,200,000	1,224,444
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+		2,500,000	2,691,375
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA		900,000	981,900
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aa3		525,000	557,865
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa3		2,500,000	2,462,675
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA		1,500,000	1,574,100

						9,492,359

Arkansas (3.36%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2		5,000,000	5,491,750
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2		2,000,000	2,175,320
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1		960,000	972,163
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1		1,020,000	1,023,101
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aa3		1,295,000	1,295,984
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1		1,110,000	1,112,598

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	$1,155,000	$1,157,483
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,337,160
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	A1	100,000	104,419
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	A1	335,000	345,931
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	Aa3	1,500,000	1,496,295
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	A1	500,000	506,660

					17,018,864

California (6.85%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (d)	5.000%	02/01/2014	Aaa	2,600,000	2,866,604
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (d)	5.000%	07/01/2015	Aa3	1,000,000	1,137,020
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aa2	1,515,000	1,708,299
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A	3,000,000	3,183,960
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A	3,250,000	3,373,402
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa2	1,355,000	1,454,660
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A1	5,000,000	5,165,850
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aa3	1,560,000	1,658,046
Desert Water Agency Financing Corporation (Water System Improvement Project), Series 2007	4.500%	05/01/2021	AA-	740,000	721,019
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA-	770,000	750,327
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,192,341
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	2,900,000	2,965,511
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA-	810,000	774,943
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	AA-	1,685,000	1,665,875
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,449,809
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA-	845,000	795,973
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	588,564
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa2	1,555,000	1,632,626
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	983,870

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	$600,000	$592,416

					34,661,115

Colorado (3.90%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (d)	5.500%	12/15/2009	Aa2	500,000	519,365
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,880,376
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aa3	1,750,000	1,903,020
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (d)	5.250%	12/15/2013	Aa3	1,250,000	1,382,575
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (d)	5.500%	12/01/2014	Aa3	1,135,000	1,262,960
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (d)	5.250%	12/01/2014	Aa3	1,365,000	1,511,683
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	580,003
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (d)	5.500%	12/01/2015	Aa3	1,170,000	1,301,906
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,818,127
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,025,680
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	648,498
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa3	1,500,000	1,499,940
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa3	1,465,000	1,451,243
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa3	2,000,000	1,946,120

					19,731,496

Connecticut (1.96%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (d)	5.125%	11/15/2016	Aa3	5,000,000	5,442,550
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aa3	600,000	646,302
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	1,996,615
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,813,464

					9,898,931

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Delaware (0.23%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa		$1,125,000	$1,159,999

Florida (4.53%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1		4,910,000	5,225,418
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-		4,000,000	4,151,400
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa3		2,025,000	2,116,004
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Baa1	(e)	1,220,000	1,127,329
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1		1,000,000	1,016,910
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA		1,000,000	1,039,950
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	Baa1	(e)	1,500,000	1,381,935
JEA Florida, Electric System Revenue, Series Three-A (f)	5.000%	10/01/2022	AA-		1,820,000	1,846,790
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1		3,000,000	3,014,130
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	Aa3		2,000,000	1,999,920

						22,919,786

Georgia (4.02%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa		2,090,000	2,138,237
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa		2,000,000	2,203,280
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa		2,950,000	3,319,134
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (d)	5.750%	03/01/2012	Aaa		50,000	56,288
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa		3,000,000	3,428,580
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (d)	5.125%	05/01/2014	Aaa		4,200,000	4,676,112
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	Aa3		1,000,000	1,058,320
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	Aa1		1,000,000	1,034,990
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A2		2,300,000	2,445,383

						20,360,324

Hawaii (1.51%)
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2		2,945,000	3,236,054
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (d)	6.375%	03/01/2011	Aa2		55,000	60,528
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa2		2,140,000	2,201,760
State of Hawaii, Highway Revenue Bonds, Series 2008	5.750%	01/01/2027	Aa3		2,000,000	2,126,340

						7,624,682

Idaho (0.56%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A		1,690,000	1,811,511

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (Cont.)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aa2		$1,000,000	$1,042,770

						2,854,281

Illinois (2.76%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1		3,750,000	4,299,675
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aa3		2,000,000	2,233,760
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa3		1,045,000	1,139,301
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa3		1,100,000	1,189,947
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa3		900,000	902,439
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A3		1,650,000	1,726,857
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aa2		1,465,000	1,482,682
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	A1		1,000,000	1,006,460

						13,981,121

Indiana (1.58%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aa3		2,325,000	2,353,644
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Baa1	(g)	2,635,000	2,843,850
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aa3		1,665,000	1,819,212
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	Aa3		1,000,000	999,930

						8,016,636

Iowa (2.03%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2		990,000	1,077,684
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa2		975,000	1,051,742
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	A1		520,000	544,367
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aa1		850,000	913,478
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A3		1,200,000	1,192,668
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	Aa2		1,775,000	1,786,254
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	Aa2		1,750,000	1,746,798
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	Aa2		1,950,000	1,951,326

						10,264,317

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (5.17%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aa3		$2,790,000	$2,958,600
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa		2,000,000	2,349,160
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa		1,220,000	1,315,916
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aa3		1,000,000	996,470
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	A1		1,300,000	1,300,416
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	A2		670,000	712,317
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A3		1,000,000	1,074,350
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3		910,000	986,749
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2		980,000	1,026,089
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa		1,000,000	1,037,890
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa3		890,000	896,942
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa		1,615,000	1,658,589
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa		1,895,000	1,943,853
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa		1,115,000	1,124,433
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	Baa1	(h)	1,240,000	1,265,085
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa		2,220,000	2,264,200
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa3		1,550,000	1,577,358
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa3		1,630,000	1,652,951

						26,141,368

Kentucky (2.13%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	AA-		2,720,000	2,743,610
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2		1,665,000	1,708,323
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2		1,745,000	1,789,480
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa3		1,275,000	1,355,567
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa2		1,565,000	1,612,983
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3		1,500,000	1,557,765

						10,767,728

Louisiana (1.58%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	A1		4,000,000	4,196,960
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Baa1	(i)	1,340,000	1,368,381

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (Cont.)
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa3	$405,000	$414,461
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	2,000,000	2,017,040

					7,996,842

Maine (1.17%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	100,000	107,024
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,686,989
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aa3	2,100,000	2,109,513

					5,903,526

Maryland (1.28%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	501,496
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,148,658
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aa1	455,000	484,475
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,206,880
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa2	2,140,000	2,145,436

					6,486,945

Massachusetts (1.35%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,248,874
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (d)	5.250%	08/01/2017	Aa2	5,000,000	5,592,600

					6,841,474

Michigan (1.22%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A (Escrowed to maturity) (d)	5.500%	11/01/2009	Aa3	2,040,000	2,105,280
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aa3	1,000,000	1,002,900
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aa3	1,000,000	1,002,750
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation—Unlimited Tax)	4.750%	05/01/2022	Aa2	2,000,000	2,078,020

					6,188,950

Minnesota (0.13%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	615,000	632,165

Mississippi (2.50%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,278,040
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,329,560
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa3	1,585,000	1,610,804
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aa3	1,000,000	1,060,600

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa3	$475,000	$493,444
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa3	525,000	545,386
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa3	500,000	517,685
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa3	400,000	414,148
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa3	2,290,000	2,382,447
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa3	1,000,000	1,033,680

					12,665,794

Missouri (3.62%)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (d)	5.125%	02/01/2016	Aaa	2,050,000	2,264,389
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,935,969
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,109,396
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	539,222
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,546,520
St. Louis County, Missouri, Parkway School District C-2 (f)	4.625%	03/01/2025	AAA	3,000,000	3,046,800
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa2	5,750,000	5,812,905
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,039,180

					18,294,381

Montana (0.11%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa2	490,000	536,055

Nebraska (3.79%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (d)	6.150%	02/01/2012	Aa2	4,505,000	4,880,312
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	AA	2,500,000	2,752,100
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,208,860
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aa1	2,140,000	2,325,238
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aa1	2,140,000	2,291,747
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa3	1,565,000	1,595,831

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	Aa3		$2,120,000	$2,109,506

						19,163,594

New Hampshire (1.27%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2		515,000	571,568
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2		2,620,000	2,853,285
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aa2		1,405,000	1,467,199
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3		1,500,000	1,537,740

						6,429,792

New Jersey (2.08%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3		7,000,000	7,983,220
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	A1		1,230,000	1,286,137
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2		1,240,000	1,266,958

						10,536,315

New Mexico (0.95%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	Baa1	(h)	1,365,000	1,416,420
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	Baa1	(h)	1,320,000	1,356,696
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	Aa2		2,000,000	2,013,720

						4,786,836

New York (1.50%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2		2,000,000	2,128,500
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3		1,000,000	1,041,680
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Baa1	(c)	2,000,000	2,108,660
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3		695,000	716,344
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3		625,000	635,081
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3		1,000,000	976,970

						7,607,235

North Carolina (0.60%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2		855,000	898,417
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A		545,000	545,910
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa3		1,555,000	1,579,725

						3,024,052

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (0.67%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	$1,915,000	$2,074,998
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,317,586

					3,392,584

Ohio (3.09%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,136,200
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa1	1,375,000	1,468,693
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011) (d)	5.250%	12/01/2013	Aa1	1,405,000	1,530,452
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (d)	5.000%	12/01/2013	Aa1	1,900,000	2,088,708
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (d)	5.000%	12/01/2016	Aa1	1,140,000	1,232,864
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,531,489
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,646,818

					15,635,224

Oklahoma (1.47%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,735,793
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,346,665
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	Aa2	1,485,000	1,496,509
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	3,000,000	2,876,610

					7,455,577

Oregon (3.00%)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (d)	5.500%	06/15/2014	Aa2	3,500,000	3,837,505
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (d)	5.500%	06/15/2014	Aa3	1,880,000	2,059,051
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (d)	5.250%	06/15/2015	Aa2	3,540,000	3,964,517
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,435,373
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	A1	500,000	529,180
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,753,700

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2		$570,000	$575,107

						15,154,433

Pennsylvania (2.00%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2		2,000,000	2,135,320
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Baa1	(j)	1,070,000	1,133,965
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Baa1	(j)	1,010,000	1,065,924
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Baa1	(e)	1,030,000	1,092,881
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Baa1	(j)	1,160,000	1,228,869
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Baa1	(e)	1,000,000	1,058,440
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa		2,300,000	2,399,912

						10,115,311

Rhode Island (0.20%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa3		1,000,000	1,020,110

South Carolina (1.87%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2		2,675,000	2,790,025
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA		1,800,000	1,885,410
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	A1		1,800,000	1,803,204
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A3		1,000,000	1,041,390
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3		800,000	800,536
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3		1,130,000	1,143,413

						9,463,978

South Dakota (0.27%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3		1,370,000	1,373,863

Tennessee (3.17%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa		2,335,000	2,572,493
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2		3,870,000	4,099,413
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa		2,705,000	3,038,040
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa3		2,115,000	2,201,673

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2		$2,000,000	$2,073,560
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	Aa1		1,050,000	1,063,734
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+		1,000,000	1,008,090

						16,057,003

Texas (3.38%)
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa		3,000,000	3,135,420
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (d)	5.750%	02/01/2012	Aa1		1,200,000	1,254,540
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa		2,115,000	2,187,629
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa		750,000	756,510
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA		1,535,000	1,673,902
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aaa		490,000	518,219
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aaa		470,000	491,183
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	Baa1	(c)	375,000	395,321
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	Baa1	(c)	395,000	411,843
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	Aaa		1,165,000	1,160,224
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1		3,000,000	3,059,160
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1		1,000,000	1,035,880
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-		1,000,000	1,003,190

						17,083,021

Utah (0.88%)
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aaa		2,375,000	2,498,880
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3		1,970,000	1,962,396

						4,461,276

Virginia (2.23%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1		2,000,000	2,146,660
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa3		1,020,000	1,066,002

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	$2,540,000	$2,652,166
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,100,000	2,194,038
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,012,320
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	A1	2,000,000	2,208,620

					11,279,806

Washington (3.64%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,184,878
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	3,650,000	3,864,364
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (d)	5.750%	10/01/2012	AA+	50,000	52,960
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,528,583
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa2	705,000	758,453
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa1	1,000,000	1,097,530
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa2	740,000	789,735
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	A1	565,000	573,803
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,463,052
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	Aa1	1,000,000	1,017,910
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	Aa1	2,000,000	2,074,840
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	A1	500,000	504,045
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,506,555

					18,416,708

West Virginia (0.50%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A1	2,500,000	2,535,100
Wisconsin (2.53%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,657,175
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	630,000	644,106
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (d)	5.375%	01/01/2016	NR	2,985,000	3,282,784
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	580,632
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	A1	1,000,000	1,011,330

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa3	$800,000	$841,488
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa3	2,335,000	2,396,270
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa3	300,000	311,091
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa3	1,000,000	1,078,780

					12,803,656

Wyoming (0.35%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA-	1,700,000	1,751,833

Total Long-term Municipal Bonds
(cost $477,658,052)					495,175,909

Short-term Investments (1.92%)
JPMorgan Tax Free Money Market Fund				9,720,910	9,720,910

Total Short-term Investments
(cost $9,720,910)					9,720,910

TOTAL INVESTMENTS (99.79%)
(cost $487,378,962)					504,896,819
OTHER ASSETS, NET OF LIABILITIES (0.21%)					1,082,430

NET ASSETS (100.00%)					$505,979,249

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 10.98% Advanced Refund Bonds, 45.47% General Obligation Bonds and 43.55% Municipal Revenue Bonds.

(c)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA.

(d)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(e)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Neither Moody’s or S&P rated the underlying security.

(f)	Securities purchased on a “when-issued” basis.

(g)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA+.

(h)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA-.

(i)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at A+.

(j)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at A.

NR - Not Rated

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•Level 1- quoted prices (unadjusted) in active markets for identical securities

•Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of February 28, 2009:

		Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund	$2,090,479,829	$—	$—	$2,090,479,829
Balanced Fund	487,318,189	454,799,880	—	942,118,069
Interim Fund	48,717,177	298,597,402	—	347,314,579
Municipal Bond Fund	9,720,910	495,175,909	—	504,896,819

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2008 or February 28, 2009.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 28, 2009, the Municipal Bond Fund had commitments of $4,910,534 (representing 0.97% of net assets) for when-issued securities.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of February 28, 2009, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,419,780,505	$893,732,119	$(223,032,795)	$670,699,324
Balanced Fund	764,602,826	235,518,723	(58,003,481)	177,515,242
Interim Fund	334,879,383	12,490,308	(55,112)	12,435,196
Municipal Bond Fund	487,378,962	18,899,915	(1,382,058)	17,517,857

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 28, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date April 27, 2009

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date April 27, 2009